Leases - Schedule of Leases Recognized in Profit or Loss (Details)	6 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Schedule of Leases Recognized in Profit or Loss [Abstract]
Depreciation charge on property right-of-use assets	RM 254,724	$ 58,164	RM 225,390
Interest on lease liabilities	RM 120,665	$ 27,553	RM 123,305